Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of exchange rates [Abstract]
Year-end HK$:US$ exchange rate	$ 0.1281	$ 0.1283
Annual average HK$:US$ exchange rate	$ 0.1277	$ 0.1287